CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement Of Comprehensive Income
NET INCOME FOR THE YEAR	$ 575,249	$ 478,432	$ 451,729
OTHER COMPREHENSIVE INCOME ITEMS WHICH MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS
Available for sale investments	(5,520)	14,468	(28,777)
Cash flow hedge	(5,850)	(6,338)	(2,099)
Other comprehensive income items which may be reclassified subsequently to profit or loss, before tax	(11,370)	8,130	(30,876)
Income tax related to items which may be reclassified subsequently to profit or loss	2,754	(1,975)	6,462
Other comprehensive income items which may be reclassified subsequently to profit or loss, net of tax	(8,616)	6,155	(24,414)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	566,633	484,587	427,315
Attributable to:
Equity holders of the Bank	553,849	481,419	424,154
Non-controlling interests	$ 12,784	$ 3,168	$ 3,161